Consolidated Statements of Cash Flows ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 ILS (₪)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)
Cash flows from operating activities
Net profit (loss) for the year	₪ (1,381)	$ (399)	₪ (1,859)	₪ 741
Depreciation, amortization and impairment	2,064	597	2,387	2,117
Loss from impairment of assets	1,274	369	2,293	129
Share of loss of equity accounted investees	2	1	3	5
Finance expenses, net	416	120	541	525
Capital gain, net	(475)	(137)	(13)	(27)
Income tax expenses	1,473	426	(59)	347
Change in inventory	(16)	(5)	(5)	(35)
Change in trade and other receivables	93	27	239	194
Change in trade and other payables	(113)	(33)	(144)	16
Changes in provisions	(49)	(14)	81	15
Changes in employee benefits	(50)	(14)	489	(33)
Change in other liabilities	(8)	(2)		(34)
Net income tax paid	(325)	(94)	(467)	(473)
Net cash provided by operating activities	2,905	842	3,486	3,487
Cash flows from investing activities
Purchase of property, plant and equipment	(1,095)	(317)	(1,216)	(1,131)
Investment in intangible assets and deferred expenses	(382)	(111)	(390)	(399)
Proceeds from the sale of PP&E and investment property	404	117	315	98
Change in investments, net	569	165	(1,168)	301
Net deposits to restricted cash	(39)	(11)
Tax payments regarding sale of investment property	(69)	(20)	(201)
Other	35	10	42	3
Net cash used in investing activities	(577)	(167)	(2,618)	(1,128)
Cash flows from financing activities
Proceeds from issuance of debentures and loans received	2,275	657	1,139	2,635
Repayment of debentures and loans	(4,287)	(1,240)	(1,793)	(1,813)
Interest paid	(496)	(144)	(523)	(537)
Dividends paid by Bezeq to non-controlling interests			(505)	(948)
Payments of principal and interest for leases	(414)	(120)	(422)
Proceeds from issuance of shares, net	447	129
Costs for early repayment of loans and debentures	(93)	(27)
Payments to Eurocom DBS				(61)
Others	(50)	(14)	(46)	(11)
Net cash used in financing Activities	(2,618)	(759)	(2,150)	(735)
Net increase (decrease) in cash and cash equivalents	(290)	(84)	(1,282)	1,624
Cash and cash equivalents as at the beginning of the year	1,104	320	2,386	762
Cash and cash equivalents as at the end of the year	₪ 814	$ 236	₪ 1,104	₪ 2,386